Right-of-Use Assets and Lease Liabilities (Details) - Schedule of lease liabilities and the movements during the years - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Lease Liabilities And The Movements During The Years Abstract
At beginning of year	$ 368,747	$ 38,153
Additions to lease liabilities	79,533	427,672
Interest charged	7,527	11,550
Payment made	(117,161)	(109,219)
Exchange realignment	(17,118)	591
At end of year	$ 321,528	$ 368,747